COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments under non-cancelable operating lease agreements
Year Ending December 31:	$
2015	3,418,705
2016	3,168,452
2017	2,944,690
2018	1,561,373
2019	1,561,373
Thereafter	1,174,110

Total	13,828,703

Schedule of future minimum obligation using market prices under all supply agreements
Year Ending December 31:	$
2015	$403,660,729